GOODWILL AND OTHER INTANGIBLE ASSETS Roll forward (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Goodwill - Rollforward
Beginning Balance	$ 3,960	$ 3,952	$ 3,975
Foreign currency translation impact		6	(42)
Goodwill arising from acquisitions		15	19
Goodwill adjustment related to divestiture of business		(13)
Ending Balance		3,960	3,952
Life Sciences and Applied Markets
Goodwill - Rollforward
Beginning Balance	1,579	1,575	1,575
Foreign currency translation impact		4	(19)
Goodwill arising from acquisitions		0	19
Goodwill adjustment related to divestiture of business		0
Ending Balance		1,579	1,575
Diagnostics and Genomics
Goodwill - Rollforward
Beginning Balance	2,124	2,121	2,132
Foreign currency translation impact		1	(11)
Goodwill arising from acquisitions		15	0
Goodwill adjustment related to divestiture of business		(13)
Ending Balance		2,124	2,121
Goodwill, Transfers	168
Agilent CrossLab
Goodwill - Rollforward
Beginning Balance	$ 257	256	268
Foreign currency translation impact		1	(12)
Goodwill arising from acquisitions		0	0
Goodwill adjustment related to divestiture of business		0
Ending Balance		$ 257	$ 256